BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 ₪ / shares shares	Dec. 31, 2020 ₪ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share) | (per share)	₪ 0.03	₪ 0.03
Ordinary shares, shares authorized	26,666,667	16,666,667
Ordinary shares, shares issued	10,482,056	8,758,037
Ordinary shares, shares outstanding	10,482,056	8,758,037